DEBT AND CREDIT SOURCES - Other Debt and Credit Sources (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 31, 2022	Jun. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Mar. 31, 2024
Debt Instrument [Line Items]
Short-term debt			$ 462,000	$ 25,432,000
Revolving Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Convertible notes		$ 25,000,000				$ 25,000,000
Term		90 days
Short-term debt				25,000,000.0
Interest expense			$ 700,000	$ 2,300,000	$ 1,600,000
Revolving Credit Agreement | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
Revolving Credit Agreement | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%